Significant accounting policies - Impact of IFRS 15 on consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Shipping income
Revenue	$ 600,024	$ 513,368	[1]	$ 684,265	[1]
Total shipping income	623,937	554,808	[1]	741,658	[1]
Operating expenses
Voyage expenses and commissions	(141,416)	(62,035)	[1]	(59,560)	[1]
Total operating expenses	(698,515)	(541,402)	[1]	(533,438)	[1]
RESULT FROM OPERATING ACTIVITIES	(74,578)	13,406	[1]	208,220	[1]
Profit (loss) for the period	(110,070)	1,383	[1],[2],[3]	204,049	[1],[2],[3]
TOTAL COMPREHENSIVE (LOSS) / INCOME FOR THE PERIOD	(113,264)	$ 2,378	[2]	$ 204,797	[2]
Adjustments
Shipping income
Revenue	(10,525)
Total shipping income	(10,525)
Operating expenses
Voyage expenses and commissions	501
Total operating expenses	501
RESULT FROM OPERATING ACTIVITIES	(10,024)
Profit (loss) for the period	(10,024)
TOTAL COMPREHENSIVE (LOSS) / INCOME FOR THE PERIOD	(10,024)
Amounts without adoption of IFRS 15
Shipping income
Revenue	610,549
Total shipping income	634,462
Operating expenses
Voyage expenses and commissions	(141,917)
Total operating expenses	(699,016)
RESULT FROM OPERATING ACTIVITIES	(64,554)
Profit (loss) for the period	(100,046)
TOTAL COMPREHENSIVE (LOSS) / INCOME FOR THE PERIOD	$ (103,240)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.